SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 466,501	$ 469,895	$ 437,653
Total other comprehensive income (loss), net of tax		(111)	(4,791)	2,882
Balance		477,724	466,501	469,895
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(2,680)	683
Other comprehensive income (loss) before reclassifications		(608)	(3,363)
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax		(608)	(3,363)
Balance		(3,288)	(2,680)	683
Accumulated other comprehensive income loss, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(3,177)	683	(1,150)
Other comprehensive income (loss) before reclassifications		1,605	(5,452)
Amounts reclassified from AOCI		(1,716)	1,592
Total other comprehensive income (loss), net of tax		(111)	(3,860)
Balance	[1]	(3,288)	(3,177)	683
Accumulated losses on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(497)
Other comprehensive income (loss) before reclassifications		2,213	(2,089)
Amounts reclassified from AOCI		(1,716)	1,592
Total other comprehensive income (loss), net of tax		497	(497)
Balance			$ (497)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.